Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013
Document And Entity Information
Entity Registrant Name	VALOR GOLD CORP.
Entity Central Index Key	0001504937
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		77,112,500
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 812,671	$ 380,073
Prepaid expenses	1,127,205	63,677
Due from related parties		410,322
Total Current Assets	1,939,876	854,072
Other assets:
Deposits	118,000	51,000
Total Assets	2,057,876	905,072
CURRENT LIABILITIES:
Accounts payable and accrued expenses	671,195	24,825
Total Liabilities	671,195	24,825
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized Convertible Series A Preferred stock ($.0001 Par Value; 5,000,000 Shares Authorized; 5,000,000 and none shares issued and outstanding as of December 31, 2012 and 2011, respectively)	500
Common stock ($.0001 Par Value; 200,000,000 Shares Authorized; 77,112,500 and 25,000,000 shares issued and outstanding as of December 31, 2012 and 2011, respectively)	7,712	2,500
Additional paid-in capital	10,812,491	1,997,530
Accumulated deficit	9,434,022	1,119,783
Total Stockholders' Equity	1,386,681	880,247
Total Liabilities and Stockholders' Equity	2,057,876	905,072
Preferred Stock - Series A
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized Convertible Series A Preferred stock ($.0001 Par Value; 5,000,000 Shares Authorized; 5,000,000 and none shares issued and outstanding as of December 31, 2012 and 2011, respectively)	500
Total Stockholders' Equity	500
Total Liabilities and Stockholders' Equity	$ 500

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	77,112,500	25,000,000
Common stock, shares outstanding	77,112,500	25,000,000
Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000
Convertible Series A Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	5,000,000
Preferred stock, shares outstanding	5,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Income Statement [Abstract]
Revenues
Operating expenses:
Exploration cost	869,616	1,413,593	2,283,209
Compensation and related taxes	194,735	2,258,937	2,453,672
Consulting fees	1,641	1,848,640	1,850,281
Impairment expense		2,400,000	2,400,000
Professional fees	7,500	221,518	229,018
General and administrative expenses	46,291	159,995	206,286
Total operating expenses	(1,119,783)	(8,302,683)	(9,422,466)
Loss from operations	(1,119,783)	(8,302,683)	(9,422,466)
Other expense
Interest expense		11,556	11,556
Total other expenses		11,556	11,556
Loss before provision for income taxes	(1,119,783)	(8,314,239)	(9,434,022)
Provision for income taxes
Net loss	$ (1,119,783)	$ (8,314,239)	$ (9,434,022)
WEIGHTED AVERAGE COMMON SHARES
Basic and Diluted	25,000,000	51,498,259	40,821,146
NET LOSS PER COMMON SHARE:
OUTSTANDING - Basic and Diluted	$ (0.04)	$ (0.16)	$ (0.23)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,119,783)	$ (8,314,239)	$ (9,434,022)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Common stock issued for services		2,662,000	2,662,000
Amortization of prepaid expenses in connection with the issuance of common stock issued for prepaid services		40,625	40,625
Stock-based compensation in connection with options granted		150,397	150,397
Impairment Expenses		2,400,000	2,400,000
Changes in assets and liabilities:
Prepaid expenses	(63,677)	(129,153)	(192,830)
Deposits	(51,000)	(67,000)	(118,000)
Accounts payable and accrued expense	24,825	646,370	671,195
NET CASH USED IN OPERATING ACTIVITIES	(1,209,635)	(2,611,000)	(3,820,635)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in connection with the recapitalization of the Company		(2,000,000)	(2,000,000)
NET CASH USED IN INVESTING ACTIVITIES		(2,000,000)	(2,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributed capital	2,000,030		2,000,030
Net proceeds from sale of common and preferred stock		5,561,000	5,561,000
Payment on notes payable		(500,000)	(500,000)
Advance to related parties, net of proceeds from repayment by related party	(410,322)	(17,402)	(427,724)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,589,708	5,043,598	6,633,306
NET INCREASE IN CASH	380,073	432,598	812,671
CASH - beginning of period		380,073
CASH - end of year	380,073	812,671	812,671
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest		11,556	11,556
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Note payable issued in connection with the recapitalization of the Company		500,000	500,000
Distribution to former parent company and its subsidiary prior to Merger included in the Recapitalization of the Company		$ 427,724	$ 427,724

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $)	Preferred Stock - Series A	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, value at Apr. 27, 2011
Balance, shares at Apr. 27, 2011
Recapitalization of the Company, Share		25,000,000
Recapitalization of the Company, Value		2,500	1,997,530		2,000,030
Net loss				(1,119,783)	(1,119,783)
Balance, value at Dec. 31, 2011		2,500	1,997,530	(1,119,783)	880,247
Balance, shares at Dec. 31, 2011		25,000,000
Recapitalization of the Company, Share		25,000,000
Recapitalization of the Company, Value		2,500	(2,930,224)		(2,927,724)
Issuance of Stock for Cash, Share	5,000,000	9,112,500
Issuance of Stock for Cash, Value	500	912	3,560,088		3,561,000
Issuance of Common Stock to Officers for Services, Share		9,100,000
Issuance of Common Stock to Officers for Services, Value		910	2,039,090		2,040,000
Issuance of Common Stock to Consultants for Services, Share		2,900,000
Issuance of Common Stock to Consultants for Services, Value		290	1,596,710		1,597,000
Stock based Compensation in Connection with Options Granted to Employees and Consultants, Value			150,397		1,597,000
Issuance of Common Stock in Connection with Acquisition of Mineral Rights, Shares		6,000,000
Issuance of Common Stock in Connection with Acquisition of Mineral Rights, Value		600	2,399,400		2,400,000
Net loss				(8,314,239)	(8,314,239)
Balance, value at Dec. 31, 2012	$ 500	$ 7,712	$ 10,812,491	$ (9,434,022)	$ 1,386,681
Balance, shares at Dec. 31, 2012	5,000,000	7,712,500

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Valor Gold Corp.  (the “Company”), (formerly Felafel Corp.), was incorporated under the laws of the State of Delaware on June 2, 2009. On March 27, 2012, the Company filed an Amended and Restated Certificate of Incorporation in order to change its name to Valor Gold Corp. and to increase its authorized capital stock.

On May 24, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with (i) Red Battle Corp. (“Red Battle”), a Delaware corporation and owner of all of the outstanding membership interests of each of Arttor Gold LLC (“Arttor Gold”), and Noble Effort Gold LLC (“Noble Effort”), (ii) Pershing Gold Corporation (“Pershing”), a Nevada corporation and owner of all of the outstanding capital stock of Red Battle, and (iii) Valor Gold Acquisition Corp., the Company’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Red Battle, and Red Battle, as the surviving corporation, became the Company’s wholly-owned subsidiary.  In consideration for the Merger, the Company paid Pershing, as Red Battle’s sole shareholder, (i) 25,000,000 shares of the Company’s Common Stock; (ii) $2,000,000 in cash; and (iii) a promissory note in the principal amount of $500,000.  As a result of the Merger, the Company acquired certain business and operations from Pershing primarily consisting of junior gold exploration mining claims and related rights held by Arttor Gold and Noble Effort.  At the effective time of the Merger, the Company discontinued its prior business and operations and revised its business purpose to pursue the business and operations through its Arttor Gold and Noble Effort subsidiaries as its sole business (see Note 3).

Prior to the Merger, the Company was a shell company with minimal operations.

The Merger was accounted for as a reverse-merger and recapitalization. Red Battle was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Merger were those of Red Battle and its wholly owned subsidiaries and was recorded at the historical cost basis of Red Battle, and the consolidated financial statements after completion of the Merger included the assets and liabilities of the Company and Red Battle, historical operations of Red Battle and operations of the Company from the closing date of the Merger.

Arttor Gold, a Nevada limited liability company, was formed and organized on April 28, 2011. Arttor Gold operates as a U.S. based junior gold exploration and mining company. For the period from April 28, 2011 (Inception) to December 31, 2012, Arttor Gold had no revenues and recorded transactions related to Arttor Gold’s preliminary exploration activities. Arttor Gold has the rights to explore on two Carlin-type gold properties located in Lander County, Nevada, known as Red Rock and North Battle Mountain. The liability of the member of Arttor Gold is limited to the member’s capital contributions.

Noble Effort, a Nevada limited liability company, was formed in June 2011 to explore potential acquisitions of natural resources properties suitable for exploration and development. On May 24, 2012, Arttor Gold and Pershing assigned its rights to explore the Centerra property to Noble Effort pursuant to an Assignment and Assumption of Lease Agreement.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of approximately $9.4 million as of December 31, 2012, negative cash flows from operating activities and net loss of approximately $2.6 million and $8.3 million, respectively, for the year ended December 31, 2012.

The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company’s ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. There can be no assurance, however, that any such opportunities will materialize. Moreover, any potential financing would likely be dilutive to the Company’s stockholders.

The ability to successfully resolve these factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and Principles of Consolidations

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and present the consolidated financial statements of the Company and its wholly-owned subsidiaries as of December 31, 2012. All significant intercompany accounts and transactions have been eliminated in the consolidation.

Use of estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet, and revenues and expenses for the period then ended.  Actual results may differ significantly from those estimates. Significant estimates made by management include, but are not limited to the assumptions used to calculate fair value of options granted, common stock issued in connection with the acquisition of mineral rights, and common stock issued for services.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC was providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. All of our U.S. non-interest bearing cash balances were fully insured at December 31, 2012 due to a temporary U.S. federal program in effect from December 31, 2010 through December 31, 2012. Beginning in 2013, U.S. insurance coverage will revert to $250,000 per depositor at each financial institution. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Exploration Stage Company

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. The Company has not commenced business operations. The Company is an exploration stage company as defined in Accounting Standards Codification (“ASC”) 915 “Development Stage Entities”

Fair value of financial instruments

The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for cash, prepaid expenses, accounts payable, and accrued expenses approximate their estimated fair market value based on the short-term maturity of this instrument. In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Prepaid expenses

Prepaid expenses of $1,127,205 and $63,677 at December 31, 2012 and 2011, respectively, consist primarily of costs paid for future services which will occur within a year. Prepaid expenses include prepayments in cash and equity instruments for public relation services, prepaid insurance and prepaid mining claim fees which are being amortized over the terms of their respective agreements.

Mineral Property

Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized, using the units-of-production method over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value.

Exploration costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized  and charged to operations on a unit-of-production method based on estimated recoverable reserves.

Bond

The Company posted a surface management bond with Bureau of Land Management (“BLM”) for a total of $118,000 and $51,000 and was included in deposits as reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011, respectively.

Impairment of long-lived assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets, including mineral rights, may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset.

Advertising

Advertising is expensed as incurred and is included in selling, general and administrative expenses on the accompanying statements of operations. For the year ended December 31, 2012 and for the period from April 28, 2011 (Inception) to December 31, 2011, was deemed to be not material.

Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. The Company has 700,000 options and 2,268,750 warrants outstanding at December 31, 2012 and was excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss. The Company has no common stock equivalents outstanding at December 31, 2011. The following table sets forth the computation of basic and diluted loss per share:

	For the year ended December 31, 2012	For the period from April 28, 2011 (Inception) to December 31, 2011
Numerator:
Net loss	$(8,314,239)	$(1,119,783)
Denominator:
Basic and diluted loss per share (weighted-average shares)	51,498,259	25,000,000
Basic and diluted loss per share	$(0.16)	$(0.04)

Income taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is highly certain that some positions taken would be situated upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax position considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely that not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Revenue Recognition

The Company has not generated revenue. The Company will recognize revenue when all the conditions for revenue recognition are met: (i) persuasive evidence of an arrangement exists, (ii) collection of the fee is probable, (iii) the sales price is fixed and determinable and (iv) delivery has occurred or services have been rendered.

Recent accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low. The changes permit businesses and other organizations to first use subjective criteria to determine if an intangible asset has lost value.

The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 2012. The Company’s adoption of this accounting guidance does not have a material impact on the consolidated financial statements and related disclosures.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

MERGER AGREEMENT	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
MERGER AGREEMENT

NOTE 3 – MERGER AGREEMENT

On May 24, 2012, the Company entered into a Merger Agreement with (i) Red Battle, owner of all of the outstanding membership interests of each of Arttor Gold, and Noble Effort (ii) Pershing, owner of all of the outstanding capital stock of Red Battle, and (iii) Acquisition Sub (see Note 1). Upon closing of the Merger, Acquisition Sub merged with and into Red Battle, and Red Battle, as the surviving corporation, became the Company’s wholly-owned subsidiary.  In consideration for the foregoing, the Company paid Pershing, as Red Battle’s sole shareholder, (i) $2,000,000 in cash (the “Cash Consideration”), (ii) a 5% promissory note in the principal amount of $500,000 due 18 months following the issuance date (the “Note”) and (iii) 25,000,000 shares of the Company’s common stock (the “Stock Consideration”, and, together with the Cash Consideration and the Note, the “Merger Consideration”).  As further consideration, (i) Arthur Leger entered into an NSR Agreement with Pershing Royalty Company, the wholly owned subsidiary of Pershing, granting Pershing Royalty Company a 1% royalty on certain claims; (ii) Mr. Leger agreed to cancel 1,750,000 shares of Pershing’s common stock held by Mr. Leger prior to the Merger; and (iii) Mr. Leger agreed to defer certain royalty payments under the terms of lease agreements with Arttor Gold related to the Red Rock and North Battle Mineral Prospect claims.

Under the terms of the Note, all outstanding principal, together with all accrued but unpaid interest, is payable upon the earlier of: (i) the closing of  one or more private placements of the Company’s securities in which the Company receives gross proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the Note. In November 2012, the Company repaid $500,000 and accrued interest of $11,556 to Pershing. As of December 31, 2012, note payable and accrued interest amounted to $0.

As a result of the Merger, the Company acquired certain business and operations from Pershing primarily consisting of junior gold exploration mining claims and related rights in Pershing’s two Lander County, Nevada exploration properties, Red Rock Mineral Prospect (including Centerra Prospect) and North Battle Mountain Mineral Prospect held by Arttor Gold and Noble Effort.

North Battle Mountain and Red Rock Mineral Prospects

Arttor Gold has the rights to explore the North Battle Mountain Mineral Prospect located in Lander County, Nevada.

The North Battle Mountain Mineral Prospect is located in Lander County, Nevada, 11 miles north of the town of Battle Mountain in north central Nevada.  As of December 31, 2012, the property consists of 72 unpatented lode mining claims and encompasses 1440 acres.

MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
MINERAL PROPERTIES

NOTE 4 – MINERAL PROPERTIES

The Red Rock Mineral Prospect is located in Lander County, Nevada, 26 miles south of the town of Battle Mountain.  As of December 31, 2012, the property consists of unpatented lode mining claims, totaling 355 claims and encompassing approximately 7,000 acres. In August 2011, the Company was granted the exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties located within the Red Rock Properties under a mining lease agreement with Centerra (US) Inc. and the Company refers to this property as Centerra Gold Prospect. The Centerra Gold Prospect is located in Lander County, Nevada, 26 miles south of the town of Battle Mountain and consists of 24 unpatented lode mining claims and encompasses approximately 480 acres.

In November 2012, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with X-Cal USA, Inc. and Paramount Gold & Silver Corp. (collectively the “Sellers”) pursuant to which the Sellers sold certain properties and mining claims to the Company in consideration for 6 million shares of the Company’s common stock as well as the assumption of certain royalty obligation and reimbursement of $21,000 of annual maintenance fees with respect to mining claims paid in September 2012. The acquisition includes Paramount’s Reese River Gold Project which is an early stage exploration prospect consisting of 148 unpatented lode mining claims totaling 2,960 acres which are situated along the highly-productive Battle Mountain Mineral trend in Nevada. These claim blocks border the NE section of Red Rock. This acquisition expands the Red Rock district holdings to 527 claims or 10,440 acres. During the year ended December 31, 2012, the Company recorded impairment of mining rights of $2,400,000 in connection with these mining claims (see Note 7). The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. Such costs were impaired as the associated mineral properties do not currently have any identified proven and probable reserves.

As of December 31, 2012, the North Battle Mountain and Red Rock Mineral Prospects including the Centerra Gold Prospect consist of a total of 599 unpatented lode mining claims.

The exploration rights to most of these properties are held through two amended and restated mining leases dated July 15, 2011 (the “Leger Leases”) between Arttor Gold and Art Leger, formerly Pershing's and Arttor Gold’s Chief Geologist and consultant, and currently Vice President of Exploration and Chief Geologist of the Company, who located the mining claims in 2004, and an additional mining lease dated August 22, 2011 (the “Centerra Lease”) between Arttor Gold and Centerra (US) Inc. (see Note 6).  The Leger Leases grant us the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten years, and may be renewed in ten year increments.  The terms of the Leger Leases may not exceed 99 years.

The North Battle Mountain and Red Rock Mineral Prospects properties do not currently have any reserves and all activities undertaken and currently proposed are exploratory in nature.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5– RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as compensation or distribution to related parties depending on the transaction.

Barry Honig, a shareholder of the Company, is a member of Pershing’s Board of Directors. Prior to the Merger, certain entities under Mr. Honig’s control and family members held 5,600,003 shares of the Company. Additionally, one of the shareholders of Pershing (the “Pershing Shareholder”) held 750,000 shares of the Company prior to the Merger. Contemporaneously with the closing of the Merger, the Pershing Shareholder purchased 1,250,000 shares of the Company’s common stock in the Company’s Private Placement.  Additionally, entities under Mr. Honig’s control purchased 5,000,000 shares of the Company’s Series A Preferred Stock in the Private Placement.

Assuming the conversion into common stock of the Company’s Series A Preferred Stock, the interest in the Company of the Pershing Shareholder and entities controlled by Mr. Honig shall account for 18% upon the closing of the Merger.  In addition to being large shareholders of Pershing and the Company, both the Pershing Shareholder and Mr. Honig/entities controlled by Mr. Honig, directly and indirectly, may influence Pershing’s decisions with respect to voting of the 25,000,000 shares of the Company’s common stock as of December 31, 2012, owned by Pershing through their investments in both the Company and Pershing. Mr. Honig has served as co-Chairman of Pershing and currently is a director of Pershing.  Accordingly, Pershing and Mr. Honig are considered to be founders and “promoters” of the Company as defined under the Securities Act of 1933, as amended (the “Securities Act”).  As a result of the aforementioned, the Pershing Shareholder and Mr. Honig/entities controlled by Mr. Honig being among the largest shareholders of the Company and Pershing, there may exist certain conflicts of interest with respect to the business and affairs of each of these companies.  The Company believes that such Pershing Shareholder and Mr. Honig/entities controlled by Mr. Honig are independent private investors who have no agreements, arrangements or understandings with respect to the ownership or control over any of these companies. The Company also considered the guidance in EITF 02-5 “Common Control”, that the Merger was not treated as a common control transaction as there were no group of shareholders that holds more than 50% of the voting ownership interest of each entity with contemporaneous written evidence of an agreement to vote a majority of the entities’ shares in concert exists.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6 – COMMITMENTS

Royalty Agreement - F.R.O.G. Consulting, LLC

On May 24, 2011, Arttor Gold entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect.  The leases grant the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments.  The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.

Arttor Gold is required under the terms of the property lease to make annual lease payments. Arttor Gold is also required to make annual claim maintenance payments to BLM and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If Arttor Gold fails to meet these obligations, it will lose the right to explore for gold on its property.

Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $5,000 upon signing of each lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment

2nd Anniversary (May 24, 2013 –see note below)	$50,000
3rd Anniversary (May 24, 2014)	$45,000
4th Anniversary (May 24, 2015)	$80,000
5th Anniversary and annually thereafter during the term of the lease (May 24, 2016 to May 24, 2021)	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

In the event that Arttor Gold produces gold or other minerals from these leases, Arttor Gold’s lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or (ii) a production royalty equal to 3% of the gross sales price of any gold, silver, platinum or palladium that Arttor Gold recovers and 1% of the gross sales price of any other minerals that Arttor Gold recovers. Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%). All advance minimum royalty payments constitute prepayment of production royalties to F.R.O.G Consulting LLC, on an annual basis.  If the total dollar amount of production royalties due within a calendar year exceed the dollar amount of the advance minimum royalty payments due within that year, Arttor Gold may credit all uncredited advance minimum royalty payments made in previous years against fifty percent (50%) of the production royalties due within that year.

The Leger Leases also require Arttor Gold to spend a total of $100,000 on work expenditures on each property for the period from lease signing until December 31, 2012 and $200,000 on work expenditures on each property per year in 2013 and annually thereafter. The Company has fulfilled the 2012 obligation and has spent approximately $1,230,000 of expenditures for both properties.

Arttor Gold is required to make annual claim maintenance payments to BLM and to the counties in which its property is located. If Arttor Gold fails to make these payments, it will lose its rights to the property. As of the date of this Report, the annual maintenance payments are approximately $152 per claim, consisting of payments to BLM and to the counties in which Arttor Gold’s properties are located. Arttor Gold’s property consists of an aggregate of 305 lode claims under the lease agreement with F.R.O.G Consulting LLC. The aggregate annual claim maintenance costs are currently approximately $46,000.

On July 15, 2011, Arttor Gold entered into amended and restated lease agreements for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect by and among Arthur Leger (the “Lessor”) and F.R.O.G. Consulting, LLC (the “Payment Agent”) (collectively the “Parties”) in order to carry out the original intentions of the Parties and to correct the omissions and errors in the original lease, dated May 24, 2011. In the original lease, the Parties intended to identify Arthur Leger as the owner and lessor of the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect and to designate the Payment Agent as the entity responsible for collecting and receiving all payments on behalf of Lessor. Lessor is the sole member of the Payment Agent and owns 100% of the outstanding membership interests of the Payment Agent.

All other terms and conditions of the original lease remain in full force and effect.  Lessor is the former Chief Geologist of Pershing and Arttor Gold and currently a director and Vice President of Exploration and Chief Geologist of the Company.

On May 24, 2012, Mr. Leger agreed to defer receipt from Arttor Gold of the Advance Minimum Royalty Payment in the amount of $15,000 due on the first anniversary of the lease related to each of North Battle and Red Rock until the second anniversary date of each such lease.  Total payment on the second anniversary date will be $50,000 for each lease.

Royalty Agreement – Centerra (U.S.) Inc.

In August 2011, Arttor Gold, entered into lease agreement with Centerra (U.S.) Inc. (“Centerra”). The lease grants the exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of 24 unpatented mining claims located Lander County, Nevada for a term of ten (10) years and may be renewed in ten (10) year increments. Arttor Gold may terminate these leases at any time.

Arttor Gold is required under the terms of our property lease to make annual lease payments. Arttor Gold is also required to make annual claim maintenance payments to BLM and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If Arttor Gold fails to meet these obligations, it will lose the right to explore for gold on its property. Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $13,616 upon signing of the lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary (August 2012 - paid)	$12,000
On or before each of the 2nd and 3rd Anniversary (August 2013 and August 2014)	15,000
On or before each of the 4th and 5th Anniversary (August 2015 and August 2016)	20,000
On or before each of the 6th and 7th Anniversary (August 2017 and August 2018)	25,000
On or before each of the 8th and 9th Anniversary (August 2019 and August 2020)	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect (August 2021)	40,000

In the event that Arttor Gold produces gold or other minerals from these leases, Arttor Gold agrees to pay lessor a production royalty equal to 4% of net smelter returns for all products extracted, produced and sold from this property after recoupment of the advance minimum royalty payments previously made to lessor pursuant to the payment table above. No production royalty shall be payable on rock, dirt, limestone, or similar materials used by lessee in its operations. Arttor Gold has the right to buy down the production royalties by payment of $1,500,000 for the first one percent (1%) on or before completion of a positive feasibility study and another one percent (1%) by making cash payment of $2,500,000 on or before achievement of commercial production. The leases also requires

Arttor Gold to spend a total of $100,000 on work expenditures on this property for the period from lease signing until 5th anniversary, $150,000 on work expenditures on this property for the period from the 6th anniversary until 10th anniversary and $200,000 on work expenditures on this property per year on the 11th anniversary and annually thereafter. The Company has fulfilled the 2012 obligation and has spent approximately $183,000 of expenditures under the Centerra lease. Arttor Gold is required to make annual claim maintenance payments to the BLM and to the counties in which its property is located. If Arttor Gold fails to make these payments, it will lose its rights to the property. In August 2012, the Company paid the first annual lease payment of $12,000.

On May 24, 2012 Pershing and Arttor Gold transferred their interests in the Centerra lease to Noble Effort pursuant to an Assignment and Assumption of Lease Agreement.

On May 24, 2012, Mr. Leger and Pershing Royalty Company entered into the NSR Agreement (see Note 3). Under the terms of the NSR Agreement, Mr. Leger will pay Pershing Royalty Company  a non-participating, non-executory perpetual royalty of one percent of the Net Smelter Returns from all Valuable Minerals (as defined in the NSR Agreement) mined and removed from certain claims and sold or deemed to have been sold.

Assumed Royalty Agreement from X-Cal USA Inc.

In November 2012, the Company assumed certain royalty obligation pursuant to an Asset Purchase Agreement (see Note 4) with X-Cal USA, Inc. and Paramount Gold & Silver Corp. The royalty obligation on production is equal to 2% of net returns from the production and sale of valuable minerals from the mineral claims acquired from the Sellers.

Geological Advisory Board Agreements

In August 2012, the Board approved the creation of a Geological Advisory Board and appointed Odin Christensen and Winthrop A. Rowe. Mr. Christensen and Mr. Rowe shall receive $10,000 per annum in consideration for their services on the Geological Advisory Board.

STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 7– STOCKHOLDERS’ EQUITY

On March 27, 2012, the Company filed an Amended and Restated Certificate of Incorporation in order to increase the Company’s authorized capital stock from 200,000,000 shares to 250,000,000 shares, which shall be divided into two classes as follows: 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. Also on March 27, 2012, the board of directors of the Company authorized a 7.5 for one forward split of the outstanding common stock in the form of a dividend, whereby an additional 6.5 shares of common stock were issued for each one share of common stock held by each shareholder of record April 9, 2012. On May 17, 2012, the Company filed a certificate of designation of preferences, rights and limitations of Series A Convertible Preferred Stock designating and authorizing the issuance of 5,000,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”).

Common Stock

On May 24, 2012, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), whereby the Company transferred all of the pre-Merger assets and liabilities to the Company’s newly formed wholly-owned subsidiary, Felafel Holdings, Inc. (“SplitCo”). Thereafter, pursuant to a stock purchase agreement, the Company transferred all of the outstanding capital stock of SplitCo to certain former shareholders of the Company in exchange for the cancellation of 52,500,000 shares of the Company’s Common Stock that they owned, with 25,000,000 shares of the Company’s Common Stock held by persons who acquired such shares prior to the Merger remaining outstanding.

On May 24, 2012, the Company issued 25,000,000 shares of the Company’s common stock to Pershing in connection with the Merger Agreement between Red Battle, Pershing and Acquisition Sub (see Note 3). Additionally, the Company paid Pershing, as Red Battle’s sole shareholder, $2,000,000 in cash and a promissory note in the principal amount of $500,000 which has been recorded against paid in capital. The Company also recorded $427,724 against paid in capital which represents a distribution to former parent company and its subsidiary prior to Merger. The Merger was accounted for as a reverse-merger and recapitalization of the Company.

On May 24, 2012, the Company sold 5,000,000 shares of Series A preferred stock to certain investors for an aggregate purchase price of $2,000,000 or a purchase price of $0.40 per share.

Between May 24, 2012 and June 27, 2012, the Company sold an aggregate 6,087,500 shares of common stock to certain investors for an aggregate purchase price of $2,435,000 or a purchase price of $0.40 per share.

On May 24, 2012, the Company and  DRC Partners LLC entered into an agreement (the “DRC Consulting Agreement”) pursuant to which the consultant agreed to provide investor relations services to the Company for consideration consisting of a (i) one-time fee of $10,000 and (ii) 100,000 shares of Common Stock per month. In May 2012, the Company issued such 100,000 shares and valued these common shares at the fair market value on the date of grant (based on the recent selling price of the Company’s common stock at private placements) at approximately $0.40 per share or $40,000. In September 2012, Company issued such 300,000 shares for investor relations services rendered and valued these common shares at the fair market value on the date of grant approximately $0.61 per share or $182,000. As of December 31, 2012, the Company recorded accrued expenses of $389,200 due to such consultant which represents 400,000 shares due for the months from September 2012 to December 2012.

Additionally, on May 24, 2012, the Company and Interactive Investors, Inc. entered into an agreement (the “Interactive Consulting Agreement”) pursuant to which the consultant agreed to provide investor relations services to the Company for consideration consisting of (i) a one- time fee of $1,750,000 (the “Cash Consideration”) and (ii) 1,000,000 shares of the Company’s Common Stock. In May 2012, the Company issued such 1,000,000 shares and valued these common shares at the fair market value on the date of grant (based on the recent selling price of the Company’s common stock at private placements) at $0.40 per share and valued at $400,000. In May 2012, the Interactive Consulting Agreement was amended whereby the Cash Consideration was decreased to $1,000,000 from $1,750,000. In December 2012, the Company renegotiated the Consulting Agreement whereby the Cash Consideration was further decreased to $500,000 and such consultant refunded back $500,000 to the Company. As of December 31, 2012, the Company has paid its obligation under the Interactive Consulting Agreement.

On May 24, 2012, the Company appointed Arthur Leger, David Rector and Oliver-Barret Lindsay as directors of the Company.  In addition, Arthur Leger was appointed as the Company’s new Chief Executive Officer, President, Chief Financial Officer, Treasurer and Secretary.  The Company issued 4,000,000 shares of Common Stock to Mr. Leger, of which 2,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 5,000,000 shares of Common Stock to Mr. Rector, of which 3,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 100,000 shares of Common Stock and options to purchase 400,000 shares of Common Stock to Mr. Lindsay.  The shares of Common Stock issued to Mr. Lindsay shall vest immediately and, commencing six months from the date of issuance, one fourth of the options shall vest every six months provided that Mr. Lindsay remains on the Company’s board of directors. Mr. Rector is currently a director of Pershing.

On May 24, 2012, the Company appointed Arthur Leger, David Rector and Oliver-Barret Lindsay as directors of the Company.  In addition, Arthur Leger was appointed as the Company’s new Chief Executive Officer, President, Chief Financial Officer, Treasurer and Secretary.  The Company issued 4,000,000 shares of Common Stock to Mr. Leger, of which 2,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 5,000,000 shares of Common Stock to Mr. Rector, of which 3,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company’s properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company’s properties.  The Company issued 100,000 shares of Common Stock and options to purchase 400,000 shares of Common Stock to Mr. Lindsay.  The shares of Common Stock issued to Mr. Lindsay shall vest immediately and, commencing six months from the date of issuance, one fourth of the options shall vest every six months provided that Mr. Lindsay remains on the Company’s board of directors. Mr. Rector is currently a director of Pershing.

On January 3, 2013, Mr. Lindsay resigned from his position as the Director of the Company.

Additionally, the Company recorded stock-based compensation expense of $2,040,000 in connection with the vested restricted stock grants. The 400,000 options were valued on the grant date at approximately $0.32 per option or a total of $129,640 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.40 per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 106% (estimated using volatilities of similar companies), expected term of 6 years, and a risk free interest rate of 0.77%.  For the year ended December 31, 2012, the Company recorded stock-based compensation of $78,773.

At December 31, 2012, there was a total of $50,867 of unrecognized compensation expense related to this non-vested option-based compensation arrangements.

In November 2012, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with X-Cal USA, Inc. and Paramount Gold & Silver Corp. (collectively the “Sellers”) pursuant to which the Sellers sold certain properties and mining claims to the Company in consideration for 6 million shares of the Company’s common stock as well as the assumption of certain royalty obligation and reimbursement of $21,000 of annual maintenance fees with respect to mining claims paid in September 2012. The Company valued the 6 million common shares at the fair market value on the date of grants at approximately $0.40 per share (based on the recent selling price of the Company’s common stock at private placements) or $2,400,000 and was recorded into mineral rights. During the year ended December 31, 2012, the Company recorded an impairment expense of $2,400,000 in connection with these mining claims.

Between October 29, 2012 and November 9, 2012, the Company sold an aggregate of 3,025,000 units (the “Units”) with gross proceeds to the Company of $1,210,000 to certain accredited investors pursuant to a subscription agreement (the “Subscription Agreement”). Each Unit was sold for a purchase price of $0.40 per Unit and consisted of: (i) one share of the Company’s common stock and (ii) a five-year warrant to purchase seventy-five (75%) percent of the number of shares of common stock purchased at an exercise price of $0.55 per share (2,268,750 warrants), subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis if at any time there is no effective registration statement covering the resale of the shares of common stock underlying the warrants. The Company paid placement agent fees of $76,000 and related legal fees of $8,000 in cash in connection with the sale of the Units.

In December 2012, the Company entered into a 1 year consulting agreement pursuant to which the consultant agreed to provide public relations services to the Company. In consideration for the services, the Company issued 1,500,000 shares of the Company’s common stock and valued these common shares at the fair market value on the date of grant at $0.65 per share or $975,000. In connection with issuance of these common shares, the Company recorded public relations expenses for the year ended December 31, 2012 of $40,625 with a remaining prepaid expense at December 31, 2012 of $934,375 to be amortized over the remaining consulting agreement term.

Stock Options

In October 2012, the Board approved the Company's 2012 Equity Incentive Plan, which reserves 7,000,000 shares of common stock for issuance thereunder in the form of qualified incentive stock options, non-qualified stock options and restricted stock grants, issuable to the Company's officers, directors, employees and consultants. In October 2012, the holders of a majority of the Company’s outstanding capital stock approved the 2012 Equity Incentive Plan.

In October 2012, the Company granted 300,000 10-year options to purchase shares of common stock exercisable at $0.40 per share to a consultant of the Company pursuant to a consulting agreement for business advisory services. The stock options shall vest 25% every three months and were granted under the Company’s 2012 Equity Incentive Plan. The 300,000 options were valued on the grant date at approximately $0.96 per option or a total of $286,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $1.05 per share, volatility of 116% (estimated using volatilities of similar companies), expected term of 6 years, and a risk free interest rate of 0.62%. During the year ended December 31, 2012, the Company recorded stock based consulting expense of $71,624. At December 31, 2012, there was a total of $214,876 of unrecognized compensation expense related to this non-vested option-based compensation arrangements.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	700,000	0.40	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2012	700,000	$0.40	9.55

Options exercisable at end of year	175,000	$0.40
Options expected to vest	525,000
Weighted average fair value of options granted during the period		$0.59

Stock options outstanding at December 31, 2012 as disclosed in the above table have approximately $245,000 intrinsic value at the end of the year.

Stock Warrants

A summary of the status of the Company's outstanding stock warrants as of December 31, 2012 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	2,268,750	0.55	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2012	2,268,750	$0.55	4.84

Warrants exercisable at December 31, 2012	2,268,750	$0.55	4.84

Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.55

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

Prior to the Merger on May 24, 2012, the Company was a limited liability company whereby elements of income taxation including income, expense, credits and allowances are reflected in a proportional basis on the members’ individual income tax returns. Accordingly, there is no provision for income taxes in these consolidated financial statements until May 23, 2012.

Beginning on May 24, 2012, the Company’s tax status changed to a C Corporation.  The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses, tax credit carryforwards, and other tax assets. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carryforward for tax purposes totaling approximately $2,402,000 at December 31, 2012, expiring through the year 2032. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts.

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2012:

Tax benefit computed at "expected" statutory rate	$(2,910,000)
State income taxes, net of benefit	(498,000)
Permanent differences :
Stock based compensation and consulting	1,169,000
Impairment expense	984,000
Pre-merger stub period losses	151,000
Increase in valuation allowance	1,104,000
Net income tax benefit	$—

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the period ended:

December 31, 2012

Computed "expected" tax expense (benefit)	(35.0)%
State income taxes	(6.0)%
Permanent differences	28.0%
Change in valuation allowance	13.0%

Effective tax rate	0.0%

The Company has a deferred tax asset which is summarized as follows at December 31, 2012:

Net operating loss carryover	$985,000

Amortizable exploration cost	119,000

Gross deferred tax asset	1,104,000
Less: valuation allowance	(1,104,000)
Net deferred tax asset	$—

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2012, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was increased by $1,104,000.

Had the Company been a subchapter C Corporation for federal and state income tax purposes prior to May 24, 2012, the tax net operating loss carryforwards would have been increased by approximately $1,239,000 as of December 31, 2012 and the deferred asset before any valuation allowance would have been increased by $508,000. However, due to tax losses and management’s recording of a full valuation allowance, income tax expense would have been zero for the prior period presented.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Effective January 17, 2013, Arthur Leger resigned as the President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer of the Company.  Immediately upon Mr. Leger’s resignation, on January 17, 2013, David Rector, a current director of the Company, was appointed as the Company’s interim Chief Executive Officer. Mr. Leger remains a director of the Company and was appointed as the Company’s Vice President of Exploration and Chief Geologist.

In consideration for Mr. Rector’s services as interim Chief Executive Officer, the Company’s Board of Directors awarded Mr. Rector a restricted stock grant under its 2012 Equity Incentive Plan equal to 3,000,000 shares of the Company’s common stock, which shall vest in three equal installments on January 17, 2014, January 17, 2015 and January 17, 2016.  Additionally, the Board of Directors agreed to pay Mr. Rector an annual salary of $185,000.

On January 17, 2013, the Board of Directors appointed James Davidson as a director of the Company.  In connection with his appointment as a director, the Company’s Board of Directors awarded Mr. Davidson a restricted stock grant under the Company’s 2012 Equity Incentive Plan equal to 500,000 shares of the Company’s common stock which shall vest in two equal installments on January 17, 2014 and January 17, 2015.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation and Principles of Consolidations

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and present the consolidated financial statements of the Company and its wholly-owned subsidiaries as of December 31, 2012. All significant intercompany accounts and transactions have been eliminated in the consolidation.

Use of estimates

Use of estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet, and revenues and expenses for the period then ended.  Actual results may differ significantly from those estimates. Significant estimates made by management include, but are not limited to the assumptions used to calculate fair value of options granted, common stock issued in connection with the acquisition of mineral rights, and common stock issued for services.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC was providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. All of our U.S. non-interest bearing cash balances were fully insured at December 31, 2012 due to a temporary U.S. federal program in effect from December 31, 2010 through December 31, 2012. Beginning in 2013, U.S. insurance coverage will revert to $250,000 per depositor at each financial institution. To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits.

Exploration Stage Company

Exploration Stage Company

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. The Company has not commenced business operations. The Company is an exploration stage company as defined in Accounting Standards Codification (“ASC”) 915 “Development Stage Entities”.

Fair value of financial instruments

Fair value of financial instruments

The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for cash, prepaid expenses, accounts payable, and accrued expenses approximate their estimated fair market value based on the short-term maturity of this instrument. In addition, FASB ASC 825-10-25 “Fair Value Option” was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Prepaid expenses

Prepaid expenses

Prepaid expenses of $1,127,205 and $63,677 at December 31, 2012 and 2011, respectively, consist primarily of costs paid for future services which will occur within a year. Prepaid expenses include prepayments in cash and equity instruments for public relation services, prepaid insurance and prepaid mining claim fees which are being amortized over the terms of their respective agreements.

Mineral Property

Mineral Property

Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized, using the units-of-production method over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value.

Exploration costs

Exploration costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized  and charged to operations on a unit-of-production method based on estimated recoverable reserves.

Bond

Bond

The Company posted a surface management bond with Bureau of Land Management (“BLM”) for a total of $118,000 and $51,000 and was included in deposits as reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Company accounts for the impairment or disposal of long-lived assets according to the ASC 360 “Property, Plant and Equipment”.  The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of long-lived assets, including mineral rights, may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset.

Advertising

Advertising

Advertising is expensed as incurred and is included in selling, general and administrative expenses on the accompanying statements of operations. For the year ended December 31, 2012 and for the period from April 28, 2011 (Inception) to December 31, 2011, was deemed to be not material.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

Net loss per common share is calculated in accordance with ASC Topic 260: Earnings Per Share (“ASC 260”). Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. The Company has 700,000 options and 2,268,750 warrants outstanding at December 31, 2012 and was excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss. The Company has no common stock equivalents outstanding at December 31, 2011. The following table sets forth the computation of basic and diluted loss per share:

	For the year ended December 31, 2012	For the period from April 28, 2011 (Inception) to December 31, 2011
Numerator:
Net loss	$(8,314,239)	$(1,119,783)
Denominator:
Basic and diluted loss per share (weighted-average shares)	51,498,259	25,000,000
Basic and diluted loss per share	$(0.16)	$(0.04)

Income taxes

Income taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of the ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, it is highly certain that some positions taken would be situated upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is most likely that not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax position considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely that not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Revenue Recognition

Revenue Recognition

The Company has not generated revenue. The Company will recognize revenue when all the conditions for revenue recognition are met: (i) persuasive evidence of an arrangement exists, (ii) collection of the fee is probable, (iii) the sales price is fixed and determinable and (iv) delivery has occurred or services have been rendered.

Recent accounting pronouncements

Recent accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low. The changes permit businesses and other organizations to first use subjective criteria to determine if an intangible asset has lost value.

The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 2012. The Company’s adoption of this accounting guidance does not have a material impact on the consolidated financial statements and related disclosures.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the year ended December 31, 2012	For the period from April 28, 2011 (Inception) to December 31, 2011
Numerator:
Net loss	$(8,314,239)	$(1,119,783)
Denominator:
Basic and diluted loss per share (weighted-average shares)	51,498,259	25,000,000
Basic and diluted loss per share	$(0.16)	$(0.04)

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Royalty Lease Payments FROG Consulting

Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $5,000 upon signing of each lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment

2nd Anniversary (May 24, 2013 –see note below)	$50,000
3rd Anniversary (May 24, 2014)	$45,000
4th Anniversary (May 24, 2015)	$80,000
5th Anniversary and annually thereafter during the term of the lease (May 24, 2016 to May 24, 2021)	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

Schedule of Future Royalty Lease Payments Centerra

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary (August 2012 - paid)	$12,000
On or before each of the 2nd and 3rd Anniversary (August 2013 and August 2014)	15,000
On or before each of the 4th and 5th Anniversary (August 2015 and August 2016)	20,000
On or before each of the 6th and 7th Anniversary (August 2017 and August 2018)	25,000
On or before each of the 8th and 9th Anniversary (August 2019 and August 2020)	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect (August 2021)	40,000

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	700,000	0.40	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2012	700,000	$0.40	9.55

Options exercisable at end of year	175,000	$0.40
Options expected to vest	525,000
Weighted average fair value of options granted during the period		$0.59

Schedule of stock warrant

A summary of the status of the Company's outstanding stock warrants as of December 31, 2012 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	2,268,750	0.55	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2012	2,268,750	$0.55	4.84

Warrants exercisable at December 31, 2012	2,268,750	$0.55	4.84

Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.55

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of net income tax benefit table

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2012:

Tax benefit computed at "expected" statutory rate	$(2,910,000)
State income taxes, net of benefit	(498,000)
Permanent differences :
Stock based compensation and consulting	1,169,000
Impairment expense	984,000
Pre-merger stub period losses	151,000
Increase in valuation allowance	1,104,000
Net income tax benefit	$—

Schedule of effective tax rate and federal rate

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the period ended:

December 31, 2012

Computed "expected" tax expense (benefit)	(35.0)%
State income taxes	(6.0)%
Permanent differences	28.0%
Change in valuation allowance	13.0%

Effective tax rate	0.0%

Schedule of deferred tax assets
The Company has a deferred tax asset which is summarized as follows at December 31, 2012:

Net operating loss carryover	$985,000

Amortizable exploration cost	119,000

Gross deferred tax asset	1,104,000
Less: valuation allowance	(1,104,000)
Net deferred tax asset	$—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share (Details) (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Numerator:
Net loss	$ (1,119,783)	$ (8,314,239)	$ (9,434,022)
Denominator:
Basic and Diluted (Weighted average shares)	25,000,000	51,498,259	40,821,146
Basic and Diluted Loss Per Shares	$ (0.04)	$ (0.16)	$ (0.23)

COMMITMENTS - Schedule of Future Royalty Lease Payments FROG Consulting (Details) (FROG Consulting LLC, USD $)	Dec. 31, 2012
FROG Consulting LLC
Due Date of Advance Minimum Royalty Payment
2nd Anniversary (May 24, 2013 - see note below)	$ 50,000
3rd Anniversary (May 24, 2014)	45,000
4th Anniversary (May 24, 2015)	$ 80,000
5th Anniversary and annually thereafter during the term of the lease (May 24, 2016 to May 24, 2021)	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

COMMITMENTS - Schedule of Future Royalty Lease Payments Centerra (Details) (Centerra (U.S.) Inc., USD $)	Dec. 31, 2012
Centerra (U.S.) Inc.
Due Date of Advance Minimum Royalty Payment
1st Anniversary (August 2012 - Paid)	$ 12,000
On or before each of the 2nd and 3rd Anniversary (August 2013 and August 2014)	15,000
On or before each of the 4th and 5th Anniversary (August 2015 and August 2016)	20,000
On or before each of the 6th and 7th Anniversary (August 2017 and August 2018)	25,000
On or before each of the 8th and 9th Anniversary (August 2019 and August 2020)	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect (August 2021)	$ 40,000

STOCKHOLDERS' EQUITY (Schedule of stock option) (Details) (Common Stock Option, USD $)	12 Months Ended
Dec. 31, 2012
Common Stock Option
Number Of Options
Balance at December 31, 2011
Granted	700,000
Exercised
Forfeited
Cancelled
Balance outstanding at December 31, 2012	700,000
Options exercisable at end of year	175,000
Options expected to vest	525,000
Weighted Average Exercise Price
Balance at December 31, 2011
Granted	$ 0.4
Exercised
Forfeited
Balance outstanding at December 31, 2012	$ 0.4
Options exercisable at end of year	$ 0.4
Weighted average fair value of options granted during the period	$ 0.59
Weighted Average Remaining Contractual Life (Years), Begining	10 years 0 months 0 days
Weighted Average Remaining Contractual Life (Years), End	9 years 6 months 18 days

STOCKHOLDERS' EQUITY (Schedule of stock warrants) (Details) (Stock Warrants, USD $)	12 Months Ended
Dec. 31, 2012
Stock Warrants
Number Of Shares
Balance at December 31, 2011
Granted	2,268,750
Cancelled
Forfeited
Exercised
Balance outstanding at December 31, 2012	2,268,750
Warrants exercisable at December 31, 2012	2,268,750
Weighted Average Exercise Price
Balance at December 31, 2011
Granted	$ 0.55
Cancelled
Forfeited
Exercised
Balance outstanding at December 31, 2012	$ 0.55
Warrants exercisable at December 31, 2012	$ 0.55
Weighted average fair value of warrants granted during the year ended December 31, 2012	0.55
Weighted Average Remaining Contractual Life (Years), Begining	5 years 0 months 0 days
Weighted Average Remaining Contractual Life (Years), End	4 years 10 months 2 days
Weighted Average Remaining Contractual Life (Years), Exerciable	4 years 10 months 2 days

INCOME TAXES (Schedule of net income tax benefit table) (Details) (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Income Taxes Schedule Of Net Income Tax Benefit Table Details
Tax benefit computed at "expected" statutory rate		$ (2,910,000)
State income taxes, net of benefit		(498,000)
Permanent differences :
Stock based compensation and consulting		1,169,000
Impairment expense		984,000
Pre-merger stub period losses		151,000
Increase in valuation allowance		1,104,000
Net income tax benefit

INCOME TAXES (Schedule of effective tax rate and federal rate) (Details)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Net Income Tax Benefit Table Details
Computed "expected" tax expense (benefit)	(35.00%)
State income taxes	(6.00%)
Permanent differences	28.00%
Change in valuation allowance	13.00%
Effective tax Rate	0.00%

INCOME TAXES (Schedule of deferred tax) (Details) (USD $)	Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Details
Net operating loss carryover	$ 985,000
Amortizable exploration cost	119,000
Gross deferred tax asset	1,104,000
Less: valuation allowance	(1,104,000)
Net deferred tax asset

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cash and Cash Equivalents) (Narrative) (Details) (USD $)	Jan. 02, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Cash And Cash Equivalents Narrative Details
Payment To Federal Deposit Insurance Corporation		$ 250,000
Insurance Coverage Revert	$ 250,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Basic and Diluted Net Loss Per Share) (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Stock Options
Antidilutive Securities	700,000
Warrant
Antidilutive Securities	2,268,750

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Income Taxes) (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Income Taxes Narrative Details
Uncertain Income Tax Position	Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.

MERGER AGREEMENT (Narrative) (Details) (USD $)	0 Months Ended
	Nov. 30, 2012	May 24, 2012 Pershing	Mar. 24, 2012 Pershing
Cash Consideration paid as Red Battles Sole shareholder			$ 2,000,000
Promissory Note issued as Red Battle Sole Shareholder			500,000
Stock consideration issued as Red Battle Sole Shareholder		25,000,000
Interest Rate On Promissory Note			5.00%
Promissory Note Terms

Under the terms of the Note, all outstanding principal, together with all accrued but unpaid interest, is payable upon the earlier of: (i) the closing of  one or more private placements of the Company’s securities in which the Company receives gross proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the Note.

Note Payable Repaid	500,000
Accrued Interest Paid	$ 11,556
Futher Consideration For Acquisition		As further consideration, (i) Arthur Leger entered into an NSR Agreement with Pershing Royalty Company, the wholly owned subsidiary of Pershing, granting Pershing Royalty Company a 1% royalty on certain claims; (ii) Mr. Leger agreed to cancel 1,750,000 shares of Pershings common stock held by Mr. Leger prior to the Merger; and (iii) Mr. Leger agreed to defer certain royalty payments under the terms of lease agreements with Arttor Gold related to the Red Rock and North Battle Mineral Prospect claims

MINERAL PROPERTIES (Narrative) (Details) (X-Cal USA, Inc. and Paramount Gold and Silver Corp., USD $)	0 Months Ended
Nov. 30, 2012
X-Cal USA, Inc. and Paramount Gold and Silver Corp.
Consideration paid for purchase of assets and mining claims	6,000,000
Re-imbursement On Annual Maintenance Fees paid	$ (21,000)
Impairment Of Mining Rights	$ 2,400,000
Mining acquisition details	The acquisition includes Paramount Reese River Gold Project which is an early stage exploration prospect consisting of 148 unpatented lode mining claims totaling 2,960 acres which are situated along the highly-productive Battle Mountain Mineral trend in Nevada. These claim blocks border the NE section of Red Rock. This acquisition expands the Red Rock district holdings to 527 claims or 10,440 acres.

RELATED PARTY TRANSACTIONS (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	May 22, 2012 Pershing Shareholder	May 24, 2012 Pershing Shareholder Common Stock	May 22, 2012 Barry Honig and Family	May 24, 2012 Barry Honig and Family Convertible Series A Preferred Stock	Dec. 31, 2012 Honig And Pershing Shareholder
Common Stock, Shares Outstanding	77,112,500	25,000,000	750,000		5,600,003
Shares Issued For Cash				1,250,000		5,000,000
Voting Control

In addition to being large shareholders of Pershing and the Company, both the Pershing Shareholder and Mr. Honig/entities controlled by Mr. Honig, directly and indirectly, may influence Pershing’s decisions with respect to voting of the 25,000,000 shares of the Company’s common stock as of December 31, 2012, owned by Pershing through their investments in both the Company and Pershing

Percentage of Preferred Stock holding after merger							18.00%

COMMITMENTS (Details) (Narrative) (USD $)	Aug. 31, 2012	May 24, 2011 FROG Consulting LLC Arttor Gold	May 22, 2011 FROG Consulting LLC Arttor Gold	May 24, 2011 FROG Consulting LLC Arttor Gold	Dec. 31, 2012 FROG Consulting LLC Arttor Gold	May 24, 2012 FROG Consulting LLC Arttor Gold	Aug. 31, 2011 Centerra (U.S.) Inc. Arttor Gold	Aug. 31, 2012 Centerra (U.S.) Inc. Arttor Gold	Dec. 31, 2012 Centerra (U.S.) Inc. Arttor Gold	Nov. 30, 2012 X-Cal USA,Inc and Paramount Gold and Silver Corp
Lease Agreements		Arttor Gold entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect.		Arttor Gold entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect.			Arttor Gold, entered into lease agreement with Centerra (U.S.) Inc. (“Centerra”).
Lease Terms		The leases grant the exclusive right to explore,mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments. The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.		The leases grant the exclusive right to explore,mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments. The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.

 The lease grants the exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of 24 unpatented mining claims located Lander County, Nevada for a term of ten (10) years and may be renewed in ten (10) year increments. Arttor Gold may terminate these leases at any time.

Initial lease payment			$ 5,000				$ 13,616
Lease Payment Terms		Arttor Golds lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or(ii) a production royalty equal to 3% of the gross sales price and 1% of the gross sales price of any other minerals that Arttor Gold recovers.		Arttor Golds lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or(ii) a production royalty equal to 3% of the gross sales price and 1% of the gross sales price of any other minerals that Arttor Gold recovers.
Royalty Payment On Production, In percentage							4.00%			2.00%
Production Royalties Terms		Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%).		Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%).

Arttor Gold has the right to buy down the production royalties by payment of $1,500,000 for the first one percent (1%) on or before completion of a positive feasibility study and another one percent (1%) by making cash payment of $2,500,000 on or before achievement of commercial production.

Required Work Expenditure for each property					100,000
Required Work Expenditure for each property for year 2013					200,000
Work Expenditure Incurred for both properties					1,230,000				183,000
Annual Maintenance Payments on per claim to BLM				152
Annual Maintenance Payments to BLM				46,000				12,000
Minimum Royalty Payment On First Anniversary						15,000
Work Expenditures Upto Fifth Anniversary							100,000
Work Expinditures from Sixth to Tenth Anniversary							150,000
Work Expenditure From Eleventh Anniversay Onwards Yearly							200,000
Payment For Services Rendered On Geological Advisory Board	$ 10,000

STOCKHOLDERS EQUITY (Narrative 1) (Details) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		1 Months Ended
	Mar. 27, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 X-Cal USA, Inc and Paramount Gold & Silver Corp	Dec. 31, 2012 X-Cal USA, Inc and Paramount Gold & Silver Corp	May 24, 2012 DRC Consulting Agreement	Sep. 30, 2012 DRC Consulting Agreement	Dec. 31, 2012 DRC Consulting Agreement	May 24, 2012 Interactive Consulting Agreement	Dec. 31, 2012 Interactive Consulting Agreement	May 31, 2012 Interactive Consulting Agreement	Nov. 09, 2012 Subscription Agreement Unit	Dec. 31, 2012 One Year Consulting Agreement	Dec. 31, 2012 One Year Consulting Agreement	May 24, 2012 Pershing	May 24, 2012 SplitCo	May 17, 2012 Convertible Series A Preferred Stock	May 24, 2012 Convertible Series A Preferred Stock Investors	Dec. 31, 2012 Common Stock	Mar. 27, 2012 Common Stock	Jun. 27, 2012 Common Stock Investors	Mar. 27, 2012 Preferred Stock
Capital Stock Authorized	200,000,000
Change In Capital Stock Authorized	250,000,000
Preferred stock, par value (in dollars per share)																						$ 0.0001
Preferred stock, shares authorized																	5,000,000					50,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001																	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000																	200,000,000
Forward stock split

The board of directors of the Company authorized a 7.5 for one forward split of the outstanding common stock in the form of a dividend, whereby an additional 6.5 shares of common stock were issued for each one share of common stock held by each shareholder of record April 9, 2012

Post-split shares cancelled																52,500,000
Post-split shares transferred, identified as float																25,000,000
Additional Paid In Capital		$ 10,812,491	$ 1,997,530												$ 427,724
Stock Price Per Share				$ 0.4			$ 0.61				$ 0.4		$ 0.65	$ 0.65				$ 0.4			$ 0.4
Units Issued During Period for Cash												3025000
Stock Issued During Period For Cash, Shares																		5,000,000	9,112,500		6,087,500
Stock Issued During Period For Cash, Value		3,561,000																2,000,000	912		2,435,000
Proceeds From Issuance Of Stock												1,210,000
Terms Of Agreement						On May 24, 2012, the Company and DRC Partners LLC entered into an agreement (the "DRC Consulting Agreement") pursuant to which the consultant agreed to provide investor relations services to the Company for consideration consisting of a (i) one-time fee of $10,000 and (ii) 100,000 shares of Common Stock per month. In May 2012, the Company issued such 100,000 shares and valued these common shares at the fair market value on the date of grant (based on the recent selling price of the Company's common stock at private placements) at approximately $0.40 per share or $40,000.			The consultant agreed to provide investor relations services to the Company for consideration consisting of (i) a one- time fee of $1,750,000 (the "Cash Consideration") and (ii) 1,000,000 shares of the Company's Common Stock.			Each Unit was sold for a purchase price of $0.40 per Unit and consisted of: (i) one share of the Company's common stock and (ii) a five-year warrant to purchase seventy-five (75%) percent of the number of shares of common stock purchased at an exercise price of $0.55 per share (2,268,750 warrants), subject to adjustment upon the occurrence of certain events such as stock splits and dividends.
Stock Issued During Period For Services, Shares							300,000				1,000,000		1,500,000						2,900,000
Stock Issued During Period For Services, Value		1,597,000					182,000				400,000		975,000						290
Accrued Expenses								389,200
Shares Due For Accrued Expenses								400,000
Decrease In Cash Consideration For Services										500,000	1,000,000
Cash Consideration Refunded By Consultant										500,000
Stock Issued During Period For Non Cash Consideration, Shares				6,000,000															9,100,000
Stock Issued During Period For Non Cash Consideration, Value		2,040,000		2,400,000															910
Royalty Obligation Assumed				21,000
Impairment Expenses					2,400,000
Placement Agent Fees												76,000
Legal Fees												8,000
Public Relation Expenses														40,625
Prepaid Expenses		$ 1,127,205	$ 63,677										$ 934,375	$ 934,375

STOCKHOLDERS EQUITY (Narrative 2) (Details) (USD $)	12 Months Ended	20 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	May 24, 2012 Stock Options	Dec. 31, 2012 Stock Options	Oct. 31, 2012 Stock Options Consulting Agreement for Business Advisory Services	Dec. 31, 2012 Stock Options Consulting Agreement for Business Advisory Services	Oct. 31, 2012 2012 Equity Incentive Plan	May 24, 2012 Arthur Leger	May 24, 2012 David Rector	May 24, 2012 Lindsay
Vesting Terms					The stock options shall vest 25% every three months and were granted under the Company's 2012 Equity Incentive Plan.			The Company issued 4,000,000 shares of Common Stock to Mr. Leger, of which 2,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company's properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company's properties.	The Company issued 5,000,000 shares of Common Stock to Mr. Rector, of which 3,000,000 shall vest immediately, 1,000,000 which shall vest upon the discovery of 500,000 ounces of gold on the Company's properties and the remaining 1,000,000 which shall vest on the discovery of an additional 500,000 ounces of gold on the Company's properties	The Company issued 100,000 shares of Common Stock and options to purchase 400,000 shares of Common Stock to Mr. Lindsay. The shares of Common Stock issued to Mr. Lindsay shall vest immediately and, commencing six months from the date of issuance, one fourth of the options shall vest every six months provided that Mr. Lindsay remains on the Company's board of directors.
Share-based Compensation Expenses	$ 150,397	$ 150,397	$ 2,040,000	$ 78,773		$ 71,624
Unrecognised Compensation Expense				50,867		214,876
Options Granted					300,000					400,000
Options Grant Date Value, Per Share					$ 0.96					$ 0.32
Options Grant Date Value, Total	$ 1,169,000				$ 286,500					$ 129,640
Fair Value Valuation Methodology					Black-Scholes Model					Black-Scholes Model
Excercise Price Per Share					$ 1.05					$ 0.4
Volatility Rate					116.00%					106.00%
Expected Term					6 years					6 years
Risk Free Interest Rate					0.62%					0.77%
Shares Reserved Under Equity Incentive Plan							7,000,000

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Narrative Details
Net Operating Loss Carryforward	$ 2,402,000
Net Operating Loss Expiration Year	2032
Net Deferred Tax Assets Operating Loss Carry Forward	1,239,000
Deferred Assets Before Valuation	$ 508,000

SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	0 Months Ended
Jan. 17, 2013
David Rector
Subsequent Event [Line Items]
Subsequent Event Description	In consideration for Mr. Rector’s services as interim Chief Executive Officer, the Company’s Board of Directors awarded Mr. Rector a restricted stock grant under its 2012 Equity Incentive Plan
Stock granted for services rendered	3,000,000
Vest Terms	Vest in three equal installments on January 17, 2014, January 17, 2015 and January 17, 2016.
Annual salary	$ 185,000
Lindsay
Subsequent Event [Line Items]
Subsequent Event Description

Board of Directors appointed James Davidson as a director of the Company.  In connection with his appointment as a director, the Company’s Board of Directors awarded Mr. Davidson a restricted stock grant under the Company’s 2012 Equity Incentive Plan

Stock granted for services rendered	500,000
Vest Terms	Vest in two equal installments on January 17, 2014 and January 17, 2015.